Leases - Future Undiscounted Cash Flows and the related operating lease liability recognized in our Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 4
2024	2
2025	2
2026 and thereafter	3
Total	11	$ 37
Less short term leases	0	0
Less discount	(2)	(2)
Operating lease liability	$ 9	$ 35
Operating lease liability, current, statement of financial position [extensible enumeration]	Other current liabilities	Other current liabilities
Current	$ 3	$ 30
Operating lease, liability, noncurrent, statement of financial position [extensible enumeration]	Other non-current liabilities	Other non-current liabilities
Non-current	$ 6	$ 5